Document and Entity Information	May 19, 2023
Cover [Abstract]
Entity Registrant Name	Viatris Inc
Amendment Flag	true
Entity Central Index Key	0001792044
Document Type	8-K/A
Document Period End Date	May 19, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39695
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	1000 Mylan Boulevard
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	514-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On May 22, 2023, Viatris Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) to report the appointment of Leo Groothuis to the Board of Directors of the Company (the “Board”). At the time of the Initial 8-K, the Board had not determined the committee(s) to which Mr. Groothuis would be named. This Amendment No. 1 to the Initial 8-K is being filed to report that on December 14, 2023, the Board appointed Mr. Groothuis to serve on the Compliance and Risk Oversight Committee, Executive Committee and Governance and Sustainability Committee, effective immediately after the 2023 annual meeting of shareholders. On December 14, 2023, the Board also consolidated the Compliance Committee and Risk Oversight Committee to be the Compliance and Risk Oversight Committee and renamed the Governance and Nominating Committee to be the Governance and Sustainability Committee, in each case effective immediately after the 2023 annual meeting of shareholders.